AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 98.8%
Aerospace & Defense — 1.4%
AAR Corp.*	44,050	$1,834,683
Astronics Corp.*	59,300	1,069,772
BWX Technologies, Inc.	68,947	4,546,365
Ducommun, Inc.*	7,000	420,000
Hexcel Corp.*(a)	60,545	3,390,520
Triumph Group, Inc.*	43,100	792,178
		12,053,518
Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.*	2,700	163,188
Echo Global Logistics, Inc.*	49,375	1,550,869
Hub Group, Inc. (Class A Stock)*	24,725	1,663,498
		3,377,555
Airlines — 0.5%
Allegiant Travel Co.*	7,200	1,757,232
Hawaiian Holdings, Inc.*	41,775	1,114,139
Spirit Airlines, Inc.*(a)	50,700	1,870,830
		4,742,201
Auto Components — 1.5%
Adient PLC*	69,200	3,058,640
American Axle & Manufacturing Holdings, Inc.*	106,200	1,025,892
Cooper Tire & Rubber Co.	29,875	1,672,402
Dana, Inc.	191,975	4,670,752
Goodyear Tire & Rubber Co. (The)*	146,003	2,565,273
		12,992,959
Banks — 15.4%
1st Source Corp.	4,175	198,647
Amalgamated Financial Corp.	46,250	767,287
Ameris Bancorp	52,030	2,732,095
Banc of California, Inc.	13,000	235,040
Bancorp, Inc. (The)*	161,825	3,353,014
Bank of Commerce Holdings	10,400	132,600
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	204,225	7,805,479
BankUnited, Inc.	184,378	8,103,413
Banner Corp.	11,075	590,630
Bar Harbor Bankshares	42,750	1,257,705
Berkshire Hills Bancorp, Inc.	116,754	2,605,949
Boston Private Financial Holdings, Inc.	129,075	1,719,279
Business First Bancshares, Inc.	28,125	673,031
Cadence BanCorp	139,000	2,881,470
California BanCorp*(a)	17,050	303,660
Capital Bancorp, Inc.*	10,850	209,297
Capstar Financial Holdings, Inc.	26,575	458,419
Cathay General Bancorp	14,775	602,524
Central Valley Community Bancorp	8,200	150,962
Chemung Financial Corp.	2,650	110,823
CIT Group, Inc.	24,400	1,256,844
Community Trust Bancorp, Inc.	11,596	510,572
ConnectOne Bancorp, Inc.	111,100	2,816,385
Customers Bancorp, Inc.*	116,240	3,698,757
Dime Community Bancshares, Inc.	25,797	777,522
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Evans Bancorp, Inc.	6,975	$236,383
FB Financial Corp.	4,735	210,518
Financial Institutions, Inc.	37,950	1,149,505
First Bancorp	11,325	492,637
First BanCorp. (Puerto Rico)	260,800	2,936,608
First Business Financial Services, Inc.	15,775	390,116
First Choice Bancorp	18,200	442,442
First Community Corp.	8,400	167,580
First Financial Corp.	6,350	285,814
First Horizon Corp.	168,417	2,847,931
First Internet Bancorp	16,300	574,249
First Midwest Bancorp, Inc.	96,700	2,118,697
Flushing Financial Corp.	12,675	269,090
FNB Corp.	543,598	6,903,695
Great Southern Bancorp, Inc.(a)	36,425	2,064,205
Hancock Whitney Corp.	96,200	4,041,362
Hanmi Financial Corp.	111,600	2,201,868
HBT Financial, Inc.	26,500	453,680
Heritage Commerce Corp.	17,700	216,294
Hilltop Holdings, Inc.	107,775	3,678,361
HomeTrust Bancshares, Inc.	10,050	244,718
Independent Bank Corp.	38,025	898,911
Investar Holding Corp.	31,600	649,380
Investors Bancorp, Inc.(a)	194,850	2,862,346
LCNB Corp.	15,100	264,250
Meridian Corp.	7,600	197,600
Metropolitan Bank Holding Corp.*	3,700	186,332
Midland States Bancorp, Inc.	8,950	248,273
Northrim BanCorp, Inc.	6,875	292,256
OceanFirst Financial Corp.	132,450	3,170,853
OFG Bancorp (Puerto Rico)	12,350	279,357
Old Second Bancorp, Inc.	29,450	389,034
Orrstown Financial Services, Inc.	15,075	336,172
PacWest Bancorp	136,964	5,225,177
Peapack-Gladstone Financial Corp.	35,400	1,093,152
Pinnacle Financial Partners, Inc.	100,833	8,939,854
Premier Financial Bancorp, Inc.	6,337	117,805
RBB Bancorp	9,500	192,565
Republic Bancorp, Inc. (Class A Stock)	6,096	269,992
Select Bancorp, Inc.*	97,900	1,083,753
Shore Bancshares, Inc.	8,425	143,394
Sierra Bancorp	10,575	283,410
Sterling Bancorp	238,114	5,481,384
TriCo Bancshares	12,825	607,520
TriState Capital Holdings, Inc.*	7,925	182,751
Umpqua Holdings Corp.	421,983	7,405,802
United Community Banks, Inc.	117,400	4,005,688
Univest Financial Corp.	125,154	3,578,153
Veritex Holdings, Inc.	74,826	2,448,307
Western Alliance Bancorp	83,876	7,921,249
Wintrust Financial Corp.	19,900	1,508,420
		136,140,297
Beverages — 0.3%
MGP Ingredients, Inc.(a)	40,360	2,387,294
Biotechnology — 1.1%
Acceleron Pharma, Inc.*	12,300	1,668,003
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Akero Therapeutics, Inc.*(a)	26,525	$769,490
BioCryst Pharmaceuticals, Inc.*(a)	64,175	652,660
Karyopharm Therapeutics, Inc.*(a)	34,225	360,047
Minerva Neurosciences, Inc.*	55,800	162,936
Myriad Genetics, Inc.*	2,400	73,080
Novavax, Inc.*	15,800	2,864,698
Scholar Rock Holding Corp.*(a)	32,950	1,669,247
Spectrum Pharmaceuticals, Inc.*	319,300	1,040,918
Spero Therapeutics, Inc.*(a)	44,240	651,213
		9,912,292
Building Products — 1.0%
Builders FirstSource, Inc.*(a)	37,293	1,729,276
Cornerstone Building Brands, Inc.*	30,600	429,318
Gibraltar Industries, Inc.*	6,200	567,362
Masonite International Corp.*	45,237	5,213,112
Quanex Building Products Corp.	28,450	746,244
Resideo Technologies, Inc.*	5,400	152,550
		8,837,862
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	7,100	370,407
BGC Partners, Inc. (Class A Stock)	33,125	159,994
Cowen, Inc. (Class A Stock)(a)	43,000	1,511,450
Federated Hermes, Inc.	29,200	913,960
Hercules Capital, Inc.(a)	322,038	5,162,269
Piper Sandler Cos.	7,575	830,599
Stifel Financial Corp.(a)	54,225	3,473,653
Virtus Investment Partners, Inc.	5,700	1,342,350
		13,764,682
Chemicals — 3.7%
AdvanSix, Inc.*	5,400	144,828
Avient Corp.	52,425	2,478,130
Cabot Corp.	46,364	2,431,328
FutureFuel Corp.	30,775	447,161
HB Fuller Co.	2,300	144,693
Ingevity Corp.*	31,572	2,384,633
Innospec, Inc.	26,800	2,752,092
Koppers Holdings, Inc.*	51,900	1,804,044
Kraton Corp.*	11,275	412,552
Livent Corp.*(a)	196,273	3,399,448
Minerals Technologies, Inc.	6,425	483,931
Olin Corp.	77,550	2,944,574
Orion Engineered Carbons SA (Germany)*	30,200	595,544
PQ Group Holdings, Inc.	21,000	350,700
Trinseo SA(a)	21,775	1,386,414
Tronox Holdings PLC (Class A Stock)	136,250	2,493,375
Valvoline, Inc.	138,537	3,611,660
W.R. Grace & Co.	71,369	4,272,148
		32,537,255
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	76,100	3,881,861
ACCO Brands Corp.	181,725	1,533,759
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Clean Harbors, Inc.*	62,846	$5,282,835
Harsco Corp.*	145,129	2,488,962
Heritage-Crystal Clean, Inc.*	5,800	157,354
Herman Miller, Inc.	21,900	901,185
HNI Corp.	10,700	423,292
KAR Auction Services, Inc.*	8,900	133,500
Knoll, Inc.	63,150	1,042,607
Quad/Graphics, Inc.*	78,600	277,458
SP Plus Corp.*	14,700	482,013
Steelcase, Inc. (Class A Stock)	75,200	1,082,128
Team, Inc.*	250,916	2,893,061
		20,580,015
Communications Equipment — 1.0%
Harmonic, Inc.*(a)	389,263	3,051,822
KVH Industries, Inc.*	14,825	187,981
Viavi Solutions, Inc.*	336,484	5,282,799
		8,522,602
Construction & Engineering — 2.4%
API Group Corp., 144A*	70,900	1,466,212
Argan, Inc.	66,543	3,550,069
Dycom Industries, Inc.*(a)	7,600	705,660
EMCOR Group, Inc.	27,346	3,067,127
Fluor Corp.*	49,800	1,149,882
Great Lakes Dredge & Dock Corp.*	76,625	1,117,193
MasTec, Inc.*	24,450	2,290,965
Matrix Service Co.*	48,150	631,247
Primoris Services Corp.	107,200	3,551,536
Sterling Construction Co., Inc.*	81,200	1,883,840
Tutor Perini Corp.*	94,675	1,794,091
		21,207,822
Construction Materials — 0.1%
Summit Materials, Inc. (Class A Stock)*(a)	30,100	843,402
Consumer Finance — 0.4%
Green Dot Corp. (Class A Stock)*	23,300	1,066,907
Navient Corp.	34,500	493,695
Nelnet, Inc. (Class A Stock)	7,200	523,728
Oportun Financial Corp.*	36,700	760,057
PROG Holdings, Inc.	24,100	1,043,289
		3,887,676
Containers & Packaging — 0.9%
Greif, Inc. (Class A Stock)	5,150	293,550
O-I Glass, Inc.*	310,628	4,578,657
Pactiv Evergreen, Inc.(a)	24,300	333,882
Silgan Holdings, Inc.	57,961	2,436,101
		7,642,190
Diversified Consumer Services — 0.2%
American Public Education, Inc.*	7,850	279,696
Houghton Mifflin Harcourt Co.*	78,825	600,646
WW International, Inc.*	36,425	1,139,374
		2,019,716

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	22,225	$303,149
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	14,700	722,064
Cogent Communications Holdings, Inc.	31,315	2,153,220
Liberty Latin America Ltd. (Chile) (Class A Stock)*(a)	101,075	1,296,792
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	79,385	1,030,417
		5,202,493
Electric Utilities — 2.3%
ALLETE, Inc.	25,700	1,726,783
Genie Energy Ltd. (Class B Stock)	16,775	106,354
IDACORP, Inc.	58,543	5,852,544
Portland General Electric Co.	261,067	12,392,850
Spark Energy, Inc. (Class A Stock)(a)	55,425	591,939
		20,670,470
Electrical Equipment — 1.0%
Bloom Energy Corp. (Class A Stock)*(a)	28,400	768,220
Powell Industries, Inc.	19,625	664,699
Regal Beloit Corp.	48,964	6,986,183
Thermon Group Holdings, Inc.*	27,100	528,179
		8,947,281
Electronic Equipment, Instruments & Components — 2.4%
Bel Fuse, Inc. (Class B Stock)	49,125	977,096
Belden, Inc.	27,814	1,234,107
Benchmark Electronics, Inc.	69,150	2,138,118
Fabrinet (Thailand)*	13,600	1,229,304
II-VI, Inc.*(a)	13,600	929,832
Methode Electronics, Inc.	9,100	382,018
Rogers Corp.*	28,578	5,378,666
Sanmina Corp.*	87,993	3,641,150
ScanSource, Inc.*	80,200	2,401,990
TTM Technologies, Inc.*	40,725	590,513
Vishay Intertechnology, Inc.(a)	87,000	2,094,960
		20,997,754
Energy Equipment & Services — 1.6%
Cactus, Inc. (Class A Stock)	131,361	4,022,274
ChampionX Corp.*	80,600	1,751,438
DMC Global, Inc.*(a)	28,804	1,562,905
Helix Energy Solutions Group, Inc.*	29,600	149,480
Helmerich & Payne, Inc.	83,212	2,243,395
Liberty Oilfield Services, Inc. (Class A Stock)*	28,900	326,281
National Energy Services Reunited Corp.*	29,300	362,441
NexTier Oilfield Solutions, Inc.*	117,675	437,751
Oceaneering International, Inc.*	69,700	795,974
Oil States International, Inc.*	24,400	147,132
Patterson-UTI Energy, Inc.	41,400	295,182
ProPetro Holding Corp.*	32,000	341,120
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Select Energy Services, Inc. (Class A Stock)*	347,846	$1,732,273
		14,167,646
Entertainment — 0.2%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	27,600	281,796
Cinemark Holdings, Inc.*(a)	56,100	1,145,001
		1,426,797
Equity Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	29,875	566,729
Agree Realty Corp.	8,200	551,942
Alexander & Baldwin, Inc.	67,125	1,127,029
American Assets Trust, Inc.	10,600	343,864
American Campus Communities, Inc.	74,870	3,232,138
American Finance Trust, Inc.	68,325	670,951
Armada Hoffler Properties, Inc.	60,125	753,967
Broadstone Net Lease, Inc.	50,200	918,660
BRT Apartments Corp.	6,450	108,618
CareTrust REIT, Inc.	10,100	235,179
CatchMark Timber Trust, Inc. (Class A Stock)	42,875	436,468
Centerspace	6,900	469,200
Chatham Lodging Trust*	17,300	227,668
City Office REIT, Inc.	151,875	1,612,912
Colony Capital, Inc.*(a)	128,200	830,736
Columbia Property Trust, Inc.	203,736	3,483,886
CorePoint Lodging, Inc.*	40,525	365,941
Corporate Office Properties Trust	86,982	2,290,236
Cousins Properties, Inc.(a)	34,714	1,227,140
DiamondRock Hospitality Co.*	200,850	2,068,755
Essential Properties Realty Trust, Inc.	25,500	582,165
First Industrial Realty Trust, Inc.	17,375	795,601
Getty Realty Corp.	10,800	305,856
Gladstone Commercial Corp.	33,250	650,370
Global Medical REIT, Inc.	12,650	165,842
Global Net Lease, Inc.	72,900	1,316,574
Healthcare Realty Trust, Inc.	24,400	739,808
Highwoods Properties, Inc.	18,850	809,419
Innovative Industrial Properties, Inc.(a)	4,500	810,720
Kite Realty Group Trust	42,150	813,073
Lexington Realty Trust	187,678	2,085,103
National Health Investors, Inc.	1,200	86,736
New Senior Investment Group, Inc.	215,275	1,341,163
Physicians Realty Trust	24,875	439,541
Piedmont Office Realty Trust, Inc. (Class A Stock)	32,200	559,314
Plymouth Industrial REIT, Inc.	5,200	87,620
PotlatchDeltic Corp.	34,400	1,820,448
QTS Realty Trust, Inc. (Class A Stock)(a)	1,000	62,040
Retail Opportunity Investments Corp.	43,300	687,171
Retail Properties of America, Inc. (Class A Stock)	123,225	1,291,398
Retail Value, Inc.	17,060	319,193
RLJ Lodging Trust	24,647	381,536
Ryman Hospitality Properties, Inc.*	2,400	186,024

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care REIT, Inc.	83,025	$1,441,314
Service Properties Trust	23,300	276,338
SITE Centers Corp.	77,200	1,046,832
STAG Industrial, Inc.	58,250	1,957,782
Summit Hotel Properties, Inc.*	14,400	146,304
Sunstone Hotel Investors, Inc.*	191,702	2,388,607
UMH Properties, Inc.	2,800	53,676
Urban Edge Properties	57,575	951,139
Xenia Hotels & Resorts, Inc.*	107,525	2,096,737
		48,217,463
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	6,500	177,970
Performance Food Group Co.*	42,900	2,471,469
Rite Aid Corp.*(a)	41,175	842,440
SpartanNash Co.(a)	70,100	1,376,063
		4,867,942
Food Products — 3.4%
Bunge Ltd.(a)	10,000	792,700
Cal-Maine Foods, Inc.*(a)	52,867	2,031,150
Darling Ingredients, Inc.*	76,000	5,592,080
Hain Celestial Group, Inc. (The)*	40,134	1,749,842
Hostess Brands, Inc.*(a)	226,397	3,246,533
Ingredion, Inc.(a)	63,716	5,729,343
Sanderson Farms, Inc.	20,546	3,200,656
Seneca Foods Corp. (Class A Stock)*	10,500	494,445
TreeHouse Foods, Inc.*	132,204	6,906,337
		29,743,086
Gas Utilities — 0.9%
New Jersey Resources Corp.	23,600	940,932
Southwest Gas Holdings, Inc.	27,175	1,867,194
Spire, Inc.	64,621	4,774,846
		7,582,972
Health Care Equipment & Supplies — 1.8%
Apyx Medical Corp.*	92,645	894,950
Envista Holdings Corp.*	124,204	5,067,523
Integra LifeSciences Holdings Corp.*	57,076	3,943,381
NuVasive, Inc.*	43,741	2,867,660
Orthofix Medical, Inc.*	43,525	1,886,809
Talis Biomedical Corp.*(a)	68,300	877,655
		15,537,978
Health Care Providers & Services — 1.6%
Covetrus, Inc.*	77,100	2,310,687
Cross Country Healthcare, Inc.*	129,000	1,611,210
Hanger, Inc.*	14,125	322,332
MEDNAX, Inc.*	76,425	1,946,545
National HealthCare Corp.	17,825	1,388,746
Surgery Partners, Inc.*	65,525	2,900,136
Tenet Healthcare Corp.*	58,650	3,049,800
Tivity Health, Inc.*	8,975	200,322
		13,729,778
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc.*(a)	39,900	$2,835,294
Caesars Entertainment, Inc.*	26,100	2,282,445
Dine Brands Global, Inc.*	12,300	1,107,369
Marriott Vacations Worldwide Corp.*	16,300	2,839,134
Penn National Gaming, Inc.*	29,950	3,139,958
RCI Hospitality Holdings, Inc.	13,500	858,465
Scientific Games Corp.*	14,300	550,836
Texas Roadhouse, Inc.*	15,633	1,499,830
		15,113,331
Household Durables — 0.6%
KB Home	22,600	1,051,578
Lifetime Brands, Inc.	63,800	937,222
Taylor Morrison Home Corp.*(a)	44,650	1,375,666
Tri Pointe Homes, Inc.*	25,600	521,216
Tupperware Brands Corp.*	25,900	684,019
Universal Electronics, Inc.*	21,050	1,157,119
		5,726,820
Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	53,975	2,800,763
Energizer Holdings, Inc.	41,423	1,965,935
Spectrum Brands Holdings, Inc.	25,164	2,138,940
		6,905,638
Independent Power & Renewable Electricity Producers — 0.7%
Clearway Energy, Inc. (Class A Stock)	70,525	1,869,618
Clearway Energy, Inc. (Class C Stock)(a)	43,025	1,210,724
Sunnova Energy International, Inc.*(a)	22,000	898,040
Vistra Corp.	111,858	1,977,649
		5,956,031
Insurance — 1.9%
Ambac Financial Group, Inc.*	15,025	251,518
American Equity Investment Life Holding Co.	43,700	1,377,861
Argo Group International Holdings Ltd.	17,125	861,730
CNO Financial Group, Inc.	49,475	1,201,748
FedNat Holding Co.	11,725	54,287
First American Financial Corp.	21,550	1,220,807
Hanover Insurance Group, Inc. (The)	43,056	5,574,030
Heritage Insurance Holdings, Inc.	31,400	347,912
Horace Mann Educators Corp.	9,400	406,174
Kemper Corp.	38,220	3,046,898
ProAssurance Corp.	28,800	770,688
Selective Insurance Group, Inc.	4,700	340,938
Stewart Information Services Corp.	18,000	936,540
United Insurance Holdings Corp.	42,175	304,082
		16,695,213
Interactive Media & Services — 0.5%
Cars.com, Inc.*	132,000	1,710,720
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	418,100	2,667,478
		4,378,198

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 0.2%
Magnite, Inc.*	19,600	$815,556
Overstock.com, Inc.*(a)	10,400	689,104
ThredUp, Inc. (Class A Stock)*	22,516	525,298
		2,029,958
IT Services — 1.1%
BM Technologies, Inc.*	19,334	208,086
ExlService Holdings, Inc.*	35,786	3,226,466
Rackspace Technology, Inc.*(a)	160,791	3,823,610
StarTek, Inc.*	142,400	1,132,080
Unisys Corp.*	57,200	1,454,024
		9,844,266
Leisure Products — 0.5%
Callaway Golf Co.	60,319	1,613,533
Vista Outdoor, Inc.*	80,431	2,579,422
		4,192,955
Machinery — 4.8%
Altra Industrial Motion Corp.	105,130	5,815,792
Barnes Group, Inc.	24,300	1,203,822
Chart Industries, Inc.*	4,000	569,400
CIRCOR International, Inc.*	81,561	2,839,954
Columbus McKinnon Corp.	20,875	1,101,365
Enerpac Tool Group Corp.	92,801	2,423,962
EnPro Industries, Inc.	54,302	4,630,332
Gencor Industries, Inc.*	17,300	231,993
Hillenbrand, Inc.	40,216	1,918,705
ITT, Inc.	68,673	6,243,062
L.B. Foster Co. (Class A Stock)*	4,525	80,998
Manitowoc Co., Inc. (The)*	46,125	951,097
Meritor, Inc.*	61,900	1,821,098
Mueller Industries, Inc.	3,450	142,658
Navistar International Corp.*	8,875	390,766
Rexnord Corp.	51,941	2,445,902
SPX FLOW, Inc.	30,985	1,962,280
Standex International Corp.	40,795	3,898,778
Terex Corp.	85,375	3,933,226
		42,605,190
Marine — 0.2%
Costamare, Inc. (Monaco)	186,725	1,796,295
Media — 1.4%
AMC Networks, Inc. (Class A Stock)*(a)	20,450	1,087,122
EW Scripps Co. (The) (Class A Stock)(a)	85,325	1,644,213
Gray Television, Inc.	58,775	1,081,460
Meredith Corp.*	12,925	384,906
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	38,391	1,123,321
TEGNA, Inc.	368,898	6,946,349
		12,267,371
Metals & Mining — 2.0%
Alcoa Corp.*	71,600	2,326,284
Allegheny Technologies, Inc.*	97,200	2,047,032
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Arconic Corp.*	66,300	$1,683,357
Carpenter Technology Corp.	16,500	678,975
Cleveland-Cliffs, Inc.(a)	191,800	3,857,098
Coeur Mining, Inc.*	40,300	363,909
Commercial Metals Co.(a)	71,742	2,212,523
Hecla Mining Co.	120,600	686,214
Kaiser Aluminum Corp.	9,900	1,093,950
SunCoke Energy, Inc.	181,575	1,272,841
Warrior Met Coal, Inc.	74,825	1,281,752
Worthington Industries, Inc.	5,475	367,318
		17,871,253
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc.	52,550	734,124
Ares Commercial Real Estate Corp.	90,300	1,238,916
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	39,647	1,229,057
Chimera Investment Corp.	135,569	1,721,726
Colony Credit Real Estate, Inc.	13,250	112,890
Dynex Capital, Inc.	112,575	2,131,045
Ellington Financial, Inc.	48,750	780,487
Granite Point Mortgage Trust, Inc.	19,000	227,430
Great Ajax Corp.(a)	7,000	76,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	32,800	1,840,080
KKR Real Estate Finance Trust, Inc.(a)	53,825	989,842
Ladder Capital Corp.	108,350	1,278,530
New York Mortgage Trust, Inc.	82,300	367,881
PennyMac Mortgage Investment Trust	52,875	1,036,350
Ready Capital Corp.	48,900	656,238
Redwood Trust, Inc.	194,725	2,027,087
TPG RE Finance Trust, Inc.	72,000	806,400
Two Harbors Investment Corp.(a)	63,100	462,523
		17,716,906
Multiline Retail — 0.7%
Big Lots, Inc.(a)	23,600	1,611,880
Dillard’s, Inc. (Class A Stock)(a)	15,500	1,496,835
Macy’s, Inc.*(a)	211,400	3,422,566
		6,531,281
Multi-Utilities — 0.5%
Black Hills Corp.(a)	58,321	3,894,093
NorthWestern Corp.	11,025	718,830
		4,612,923
Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.*(a)	58,100	592,620
Arch Resources, Inc.*(a)	27,400	1,139,840
Berry Corp.	177,525	978,163
CNX Resources Corp.*	19,100	280,770
CVR Energy, Inc.	22,650	434,427
Delek US Holdings, Inc.(a)	32,000	696,960
Evolution Petroleum Corp.	50,825	171,788
Falcon Minerals Corp.	103,600	465,164
Green Plains, Inc.*	30,000	812,100

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	127,725	$1,466,283
Matador Resources Co.	37,000	867,650
Ovintiv, Inc.	120,500	2,870,310
Par Pacific Holdings, Inc.*	40,250	568,330
PBF Energy, Inc. (Class A Stock)*(a)	17,800	251,870
PDC Energy, Inc.*	176,472	6,070,637
Renewable Energy Group, Inc.*	35,000	2,311,400
REX American Resources Corp.*	2,900	244,093
Southwestern Energy Co.*	69,600	323,640
		20,546,045
Paper & Forest Products — 0.6%
Domtar Corp.	52,300	1,932,485
Glatfelter Corp.	16,565	284,090
Louisiana-Pacific Corp.	10,800	598,968
Neenah, Inc.	10,000	513,800
Schweitzer-Mauduit International, Inc.	36,472	1,786,034
Verso Corp. (Class A Stock)	37,125	541,653
		5,657,030
Personal Products — 0.3%
BellRing Brands, Inc. (Class A Stock)*	35,000	826,350
Edgewell Personal Care Co.(a)	38,750	1,534,500
		2,360,850
Pharmaceuticals — 1.3%
ANI Pharmaceuticals, Inc.*	25,400	917,956
Endo International PLC*	435,450	3,226,685
Kala Pharmaceuticals, Inc.*(a)	41,550	280,047
Lannett Co., Inc.*(a)	247,247	1,305,464
Prestige Consumer Healthcare, Inc.*	97,131	4,281,534
Revance Therapeutics, Inc.*	27,200	760,240
WaVe Life Sciences Ltd.*(a)	86,800	486,948
Zogenix, Inc.*	7,875	153,720
		11,412,594
Professional Services — 3.3%
Barrett Business Services, Inc.	8,600	592,196
CACI International, Inc. (Class A Stock)*(a)	15,653	3,860,969
Heidrick & Struggles International, Inc.	89,875	3,210,335
Huron Consulting Group, Inc.*	66,218	3,336,063
KBR, Inc.	109,050	4,186,429
Kelly Services, Inc. (Class A Stock)*	155,927	3,472,494
Korn Ferry	143,427	8,945,542
TrueBlue, Inc.*	69,125	1,522,133
		29,126,161
Real Estate Management & Development — 1.0%
Newmark Group, Inc. (Class A Stock)	618,915	6,192,244
Realogy Holdings Corp.*	162,875	2,464,299
		8,656,543
Road & Rail — 0.6%
ArcBest Corp.	80,128	5,638,607
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.*	19,400	$634,380
Amkor Technology, Inc.	33,600	796,656
GSI Technology, Inc.*	19,800	132,462
MACOM Technology Solutions Holdings, Inc.*	46,944	2,723,691
Maxeon Solar Technologies Ltd.*(a)	31,000	978,360
Photronics, Inc.*	76,450	983,147
SMART Global Holdings, Inc.*(a)	64,900	2,986,698
SunPower Corp.*(a)	51,500	1,722,675
Veeco Instruments, Inc.*	37,800	783,972
		11,742,041
Software — 0.4%
Cerence, Inc.*(a)	19,600	1,755,768
Cloudera, Inc.*(a)	42,900	522,093
Cognyte Software Ltd. (Israel)*	15,675	435,922
Verint Systems, Inc.*	15,175	690,311
		3,404,094
Specialty Retail — 3.6%
Aaron’s Co., Inc. (The)	12,050	309,444
Abercrombie & Fitch Co. (Class A Stock)*	69,800	2,394,838
American Eagle Outfitters, Inc.(a)	130,530	3,816,697
Bed Bath & Beyond, Inc.*(a)	62,400	1,818,960
Citi Trends, Inc.*	24,150	2,023,287
Conn’s, Inc.*	14,500	282,025
Genesco, Inc.*	29,400	1,396,500
Guess?, Inc.	95,000	2,232,500
MarineMax, Inc.*(a)	6,200	306,032
Michaels Cos., Inc. (The)*	59,500	1,305,430
Murphy USA, Inc.	42,638	6,163,749
ODP Corp. (The)*	42,387	1,834,933
Rent-A-Center, Inc.	28,825	1,662,050
Signet Jewelers Ltd.*	39,625	2,297,458
Sleep Number Corp.*(a)	3,800	545,262
Sonic Automotive, Inc. (Class A Stock)(a)	14,200	703,894
Urban Outfitters, Inc.*	52,118	1,938,269
Zumiez, Inc.*	7,056	302,702
		31,334,030
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.*(a)	30,400	834,176
Diebold Nixdorf, Inc.*	162,850	2,301,071
		3,135,247
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.*	19,170	1,704,788
Deckers Outdoor Corp.*	7,750	2,560,755
G-III Apparel Group Ltd.*	49,000	1,476,860
Oxford Industries, Inc.	32,240	2,818,421
Steven Madden Ltd.	67,418	2,511,995
		11,072,819
Thrifts & Mortgage Finance — 3.9%
Bridgewater Bancshares, Inc.*	52,100	841,415

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
ESSA Bancorp, Inc.	5,750	$92,000
Essent Group Ltd.	71,250	3,383,662
Flagstar Bancorp, Inc.	93,050	4,196,555
FS Bancorp, Inc.	4,550	305,760
HomeStreet, Inc.	18,375	809,786
Kearny Financial Corp.	75,600	913,248
Luther Burbank Corp.	41,525	491,241
Meta Financial Group, Inc.	37,100	1,681,001
MGIC Investment Corp.	527,364	7,303,991
MMA Capital Holdings, Inc.*	4,975	113,480
Mr. Cooper Group, Inc.*	92,250	3,206,610
NMI Holdings, Inc. (Class A Stock)*	37,100	877,044
OP Bancorp	34,691	364,949
Premier Financial Corp.	11,300	375,838
Provident Bancorp, Inc.	52,500	756,000
Provident Financial Holdings, Inc.	4,425	74,783
Provident Financial Services, Inc.	161,835	3,605,684
Radian Group, Inc.	119,450	2,777,212
Security National Financial Corp. (Class A Stock)*	16,080	150,348
Territorial Bancorp, Inc.	4,475	118,409
Walker & Dunlop, Inc.	20,425	2,098,465
WSFS Financial Corp.	4,025	200,405
		34,737,886
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	2,600	237,042
Beacon Roofing Supply, Inc.*	40,550	2,121,576
Boise Cascade Co.	19,700	1,178,651
CAI International, Inc.	23,700	1,078,824
DXP Enterprises, Inc.*	14,400	434,448
GMS, Inc.*	92,500	3,861,875
Herc Holdings, Inc.*	39,700	4,022,801
MRC Global, Inc.*	37,675	340,205
NOW, Inc.*	228,325	2,303,799
Rush Enterprises, Inc. (Class A Stock)	30,812	1,535,362
Veritiv Corp.*	16,050	682,767
WESCO International, Inc.*	72,300	6,256,119
		24,053,469
Water Utilities — 0.0%
Consolidated Water Co., Ltd. (Cayman Islands)(a)	30,025	403,836
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	75,000	786,750

Total Common Stocks (cost $617,064,641)		871,155,778
Exchange-Traded Fund — 0.2%
SPDR S&P Regional Banking ETF(a)	29,423	1,951,922
(cost $1,233,739)

Total Long-Term Investments (cost $618,298,380)		873,107,700
	Shares	Value

Short-Term Investments — 12.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	10,914,220	$10,914,220
PGIM Institutional Money Market Fund (cost $100,587,295; includes $100,576,361 of cash collateral for securities on loan)(b)(wa)	100,633,669	100,583,352

Total Short-Term Investments (cost $111,501,515)		111,497,572

TOTAL INVESTMENTS—111.7% (cost $729,799,895)		984,605,272

Liabilities in excess of other assets(z) — (11.7)%		(103,023,985)

Net Assets — 100.0%		$881,581,287

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,153,437; cash collateral of $100,576,361 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
66	Russell 2000 E-Mini Index	Jun. 2021	$7,334,250	$(362,149)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8